Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Revenue by Main Products and Service Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material Income And Expense [Line Items]
Revenue	$ 4,576,224	$ 4,528,761	$ 7,467,490
Specialty plant nutrition
Material Income And Expense [Line Items]
Revenue	982,397	941,940	913,912
Sodium Nitrates
Material Income And Expense [Line Items]
Revenue	11,095	16,906	25,056
Potassium nitrate and sodium potassium nitrate
Material Income And Expense [Line Items]
Revenue	522,854	531,961	502,349
Specialty Blends
Material Income And Expense [Line Items]
Revenue	268,863	246,219	235,290
Other specialty fertilizers
Material Income And Expense [Line Items]
Revenue	179,585	146,854	151,217
Iodine and derivatives
Material Income And Expense [Line Items]
Revenue	1,042,780	968,312	892,151
Lithium and derivatives
Material Income And Expense [Line Items]
Revenue	2,288,245	2,241,250	5,180,114
Potassium
Material Income And Expense [Line Items]
Revenue	155,507	270,783	279,050
Industrial chemicals
Material Income And Expense [Line Items]
Revenue	75,402	78,155	175,223
Other
Material Income And Expense [Line Items]
Revenue	$ 31,893	$ 28,321	$ 27,040